Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 4,205	$ 3,621	$ 3,364	$ 7,826	$ 6,720
of which: variable compensation - financial advisors	1,291	1,267	1,110	2,558	2,222
Contractors	24	21	24	45	50
Social security	251	208	176	459	396
Post-employment benefit plans	159	186	139	346	313
Other personnel expenses	158	125	144	283	266
Total personnel expenses	$ 4,797	$ 4,161	$ 3,847	$ 8,958	$ 7,745